Fair value measurements - Increases and Decreases of Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis Unrealized and Realized Gain/Losses Included in Revenue (Detail) - Recurring - Level 3 [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014
Assets [Abstract]
Assets, beginning balance		¥ 368		¥ 519
Total gains (losses) recognized in net revenue, Assets	[1]	(27)		24
Total gains (losses) recognized in other comprehensive income, Assets		1		0
Purchases/ issues, Assets	[2]	443		830
Sales/ redemptions, Assets	[2]	(474)		(944)
Settlements, Assets		26		14
Foreign exchange movements, Assets		30		21
Transfers into Level 3, Assets	[3]	91		75
Transfers out of Level 3, Assets	[3]	(122)		(171)
Assets, ending balance		336		368
Liabilities [Abstract]
Liabilities, beginning balance		398		227
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ (84)		¥ (29)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 425		¥ 429
Sales/ redemptions, Liabilities	[2]	¥ (470)		¥ (264)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 8		¥ 3
Transfers into Level 3, Liabilities	[3]	121		43
Transfers out of Level 3, Liabilities	[3]	(37)		(69)
Liabilities, ending balance		529		398
Trading assets and private equity investments [Member]
Assets [Abstract]
Assets, beginning balance		301		479
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 16		¥ 36
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 440		¥ 814
Sales/ redemptions, Assets	[2]	¥ (452)		¥ (933)
Settlements, Assets
Foreign exchange movements, Assets		¥ 23		¥ 16
Transfers into Level 3, Assets	[3]	103		58
Transfers out of Level 3, Assets	[3]	(138)		(169)
Assets, ending balance		293		301
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Assets, beginning balance		68		129
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 1		¥ 11
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 28		¥ 21
Sales/ redemptions, Assets	[2]	¥ (52)		¥ (105)
Settlements, Assets
Foreign exchange movements, Assets		¥ 2		¥ 6
Transfers into Level 3, Assets	[3]	3		7
Transfers out of Level 3, Assets	[3]	(11)		(1)
Assets, ending balance		39		68
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Assets, beginning balance		42		87
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 2		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 6		¥ 1
Sales/ redemptions, Assets	[2]	¥ (2)		¥ (11)
Settlements, Assets
Foreign exchange movements, Assets		¥ 1		¥ 6
Transfers into Level 3, Assets
Transfers out of Level 3, Assets	[3]	¥ 0		¥ (40)
Assets, ending balance		¥ 49		42
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Assets, beginning balance				¥ 0
Total gains (losses) recognized in net revenue, Assets
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 0	[2]
Sales/ redemptions, Assets		¥ 0	[2]
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets
Transfers out of Level 3, Assets				¥ 0	[3]
Assets, ending balance
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Assets, beginning balance		¥ 26		¥ 91
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 8		¥ 21
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 150		¥ 516
Sales/ redemptions, Assets	[2]	¥ (152)		¥ (540)
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3]	¥ 7		¥ 8
Transfers out of Level 3, Assets	[3]	(36)		(70)
Assets, ending balance		3		26
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Assets, beginning balance		116		69
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 8		¥ 5
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 200		¥ 221
Sales/ redemptions, Assets		¥ (154)	[2]	¥ (167)
Settlements, Assets
Foreign exchange movements, Assets		¥ 15		¥ 3
Transfers into Level 3, Assets	[3]	33		32
Transfers out of Level 3, Assets	[3]	(51)		(47)
Assets, ending balance		167		116
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Assets, beginning balance		3		6
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 6		¥ 7
Sales/ redemptions, Assets	[2]	¥ (9)		¥ (11)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0
Transfers into Level 3, Assets	[3]	2		2
Transfers out of Level 3, Assets	[3]	0		(1)
Assets, ending balance		2		3
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Assets, beginning balance		3		4
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (1)		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 1		¥ 1
Sales/ redemptions, Assets	[2]	¥ (5)		¥ (3)
Settlements, Assets
Foreign exchange movements, Assets				¥ 0
Transfers into Level 3, Assets	[3]	¥ 4		3
Transfers out of Level 3, Assets	[3]	(1)		(2)
Assets, ending balance		1		3
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Assets, beginning balance		0		68
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 4		¥ 0
Sales/ redemptions, Assets	[2]	¥ (24)		¥ (69)
Settlements, Assets
Foreign exchange movements, Assets		¥ 1		¥ 0
Transfers into Level 3, Assets		34	[3]
Transfers out of Level 3, Assets		(2)	[3]
Assets, ending balance		13		¥ 0
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Assets, beginning balance		13		12
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (5)		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 44		¥ 23
Sales/ redemptions, Assets	[2]	¥ (43)		¥ (21)
Settlements, Assets
Foreign exchange movements, Assets		¥ 4		¥ 1
Transfers into Level 3, Assets	[3]	20		6
Transfers out of Level 3, Assets	[3]	(18)		(7)
Assets, ending balance		15		13
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Assets, beginning balance		30		13
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 3		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 1		¥ 24
Sales/ redemptions, Assets	[2]	¥ (11)		¥ (6)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0
Transfers into Level 3, Assets		0	[3]
Transfers out of Level 3, Assets	[3]	(19)		¥ (1)
Assets, ending balance		4		30
Derivatives, net [Member]
Assets [Abstract]
Assets, beginning balance	[4]	(18)		(27)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (43)		¥ (15)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 26		¥ 14
Foreign exchange movements, Assets	[4]	2		4
Transfers into Level 3, Assets	[3],[4]	(12)		(3)
Transfers out of Level 3, Assets	[3],[4]	16		9
Assets, ending balance	[4]	(29)		(18)
Equity contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	11		5
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (2)		¥ (8)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ (14)		¥ (2)
Foreign exchange movements, Assets	[4]	0		2
Transfers into Level 3, Assets	[3],[4]	(10)		7
Transfers out of Level 3, Assets	[3],[4]	9		7
Assets, ending balance	[4]	(6)		11
Interest rate contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	(39)		(54)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (27)		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 39		¥ 19
Foreign exchange movements, Assets	[4]	1		(1)
Transfers into Level 3, Assets	[3],[4]	(3)		(6)
Transfers out of Level 3, Assets	[3],[4]	7		4
Assets, ending balance	[4]	(22)		(39)
Credit contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	5		25
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (13)		¥ (5)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 13		¥ (16)
Foreign exchange movements, Assets	[4]	0		3
Transfers into Level 3, Assets	[3],[4]	0		0
Transfers out of Level 3, Assets	[3],[4]	(1)		(2)
Assets, ending balance	[4]	4		5
Foreign exchange contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	5		(3)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (1)		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ (12)		¥ 13
Foreign exchange movements, Assets	[4]	1		0
Transfers into Level 3, Assets	[3],[4]	1		(4)
Transfers out of Level 3, Assets	[3],[4]	1		0
Assets, ending balance	[4]	(5)		5
Commodity contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	0		0
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 0		¥ 0
Foreign exchange movements, Assets	[4]	0		0
Transfers into Level 3, Assets	[3],[4]	¥ 0		¥ 0
Transfers out of Level 3, Assets
Assets, ending balance	[4]	¥ 0		¥ 0
Subtotal [Member]
Assets [Abstract]
Assets, beginning balance		283		452
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (27)		¥ 21
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 440		¥ 814
Sales/ redemptions, Assets	[2]	(452)		(933)
Settlements, Assets		26		14
Foreign exchange movements, Assets		25		20
Transfers into Level 3, Assets	[3]	91		55
Transfers out of Level 3, Assets	[3]	(122)		(160)
Assets, ending balance		264		283
Loans and receivables [Member]
Assets [Abstract]
Assets, beginning balance		26		3
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (1)		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets				¥ 13	[2]
Sales/ redemptions, Assets	[2]	¥ (14)		¥ (2)
Settlements, Assets
Foreign exchange movements, Assets		¥ 4		¥ 1
Transfers into Level 3, Assets	[3]	¥ 0		20
Transfers out of Level 3, Assets				(9)	[3]
Assets, ending balance		¥ 15		26
Non-trading debt securities [Member]
Assets [Abstract]
Assets, beginning balance		3		4
Total gains (losses) recognized in net revenue, Assets	[1]	0		(1)
Total gains (losses) recognized in other comprehensive income, Assets		¥ 0		¥ 0
Purchases/ issues, Assets
Sales/ redemptions, Assets	[2]	¥ (3)		¥ 0
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance		¥ 0		¥ 3
Other [Member]
Assets [Abstract]
Assets, beginning balance		56		60
Total gains (losses) recognized in net revenue, Assets	[1]	1		4
Total gains (losses) recognized in other comprehensive income, Assets		1		0
Purchases/ issues, Assets	[2]	3		3
Sales/ redemptions, Assets	[2]	¥ (5)		¥ (9)
Settlements, Assets
Foreign exchange movements, Assets		¥ 1		¥ 0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets	[3]	¥ 0		¥ (2)
Assets, ending balance		57		56
Trading liabilities [Member]
Liabilities [Abstract]
Liabilities, beginning balance		1		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 5		¥ 1
Sales/ redemptions, Liabilities	[2]	¥ (1)		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[3]	0		0
Transfers out of Level 3, Liabilities	[3]	(2)		0
Liabilities, ending balance		3		1
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Liabilities, beginning balance		1		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 4		¥ 1
Sales/ redemptions, Liabilities	[2]	¥ 0		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[3]	0		0
Transfers out of Level 3, Liabilities	[3]	(2)		0
Liabilities, ending balance		3		1
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Liabilities, beginning balance		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 0		¥ 0
Sales/ redemptions, Liabilities	[2]	¥ 0		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[3]	0		0
Transfers out of Level 3, Liabilities	[3]	0		0
Liabilities, ending balance		0		0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 1
Sales/ redemptions, Liabilities	[2]	¥ (1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Liabilities, ending balance
Short-term borrowings [Member]
Liabilities [Abstract]
Liabilities, beginning balance		¥ 3		4
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ (1)		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 1		¥ 3
Sales/ redemptions, Liabilities	[2]	¥ (2)		¥ (3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0
Transfers into Level 3, Liabilities	[3]	0		¥ 1
Transfers out of Level 3, Liabilities	[3]	(2)		(2)
Liabilities, ending balance		1		3
Payables and deposits [Member]
Liabilities [Abstract]
Liabilities, beginning balance		0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 0		¥ 0
Sales/ redemptions, Liabilities	[2]	¥ 0		¥ (1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities	[3]	¥ 0		¥ 0
Liabilities, ending balance		0		0
Long-term borrowings [Member]
Liabilities [Abstract]
Liabilities, beginning balance		394		222
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ (83)		¥ (29)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 419		¥ 424
Sales/ redemptions, Liabilities	[2]	¥ (467)		¥ (259)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 8		¥ 3
Transfers into Level 3, Liabilities	[3]	121		42
Transfers out of Level 3, Liabilities	[3]	(33)		(67)
Liabilities, ending balance		¥ 525		394
Other liabilities [Member]
Liabilities [Abstract]
Liabilities, beginning balance				¥ 0
Total gains (losses) recognized in net revenue, Liabilities
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			¥ 1
Sales/ redemptions, Liabilities	[2]			¥ (1)
Settlements, Liabilities
Foreign exchange movements, Liabilities				¥ 0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Liabilities, ending balance

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.